SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2025	$ 3,656	₪ 11,663	₪ 11,154	₪ 5,962
Additions	42	135	509	5,192
Balance as of December 31, 2025	3,698	11,798	11,663	11,154
Balance as of January 1, 2025	1,259	4,018	2,177	785
Additions	614	1,958	1,841	1,392
Balance as of December 31, 2025	1,873	5,976	4,018	2,177
Net book value	1,825	5,822	7,645	8,977
Computers and software [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2025	486	1,549	1,145	978
Additions	37	118	404	167
Balance as of December 31, 2025	523	1,667	1,549	1,145
Balance as of January 1, 2025	314	1,003	698	407
Additions	92	294	305	291
Balance as of December 31, 2025	406	1,297	1,003	698
Net book value	117	370	546	447
Laboratory equipment and machines [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2025	2,993	9,548	9,451	4,444
Additions	2	7	97	5,007
Balance as of December 31, 2025	2,995	9,555	9,548	9,451
Balance as of January 1, 2025	862	2,747	1,287	260
Additions	498	1,589	1,460	1,027
Balance as of December 31, 2025	1,360	4,336	2,747	1,287
Net book value	1,635	5,219	6,801	8,164
Office furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2025	177	566	558	540
Additions	3	10	8	18
Balance as of December 31, 2025	180	576	566	558
Balance as of January 1, 2025	83	268	192	118
Additions	24	75	76	74
Balance as of December 31, 2025	107	343	268	192
Net book value	$ 73	₪ 233	₪ 298	₪ 366